Note 6 - Long-term Debt	12 Months Ended
Mar. 31, 2020
Notes to Financial Statements
Long-term Debt [Text Block]
6. Long-Term Debt

	2020	2019
	(In thousands)
Revolving credit facility, 2.59% and 4.00%, due through 2022	$106,924	$155,278
Farm Credit term loan, 4.54% and 4.77%, due 2022	99,941	99,906
Bluegrass tax exempt bonds, 3.01% and 3.19%, due 2033	10,000	10,000
Secured promissory note, 6.35%, due through 2020	-	262
Economic development note, 2.00%, due through 2021	500	583
Other	216	216
Total	217,581	266,245
Less current portion	500	345
Long-term debt	$217,081	$265,900

See Note
5,
Revolving Credit Facility, for discussion of the Revolver.

The Company’s debt agreements, including the Revolver and term loan, contain covenants that restrict the Company’s ability to incur additional indebtedness, pay dividends on the Company’s capital stock, make other restricted payments, including investments, sell the Company’s assets, incur liens, transfer all or substantially all of the Company’s assets and enter into consolidations or mergers. The Company’s debt agreements also require the Company to meet certain financial covenants, including a minimum fixed charge coverage ratio, a minimum EBITDA and minimum tangible net worth. The Revolver also contains borrowing base requirements related to accounts receivable and inventories. These financial requirements and ratios generally become more restrictive over time and are subject to allowances for seasonal fluctuations. The most restrictive financial covenant in the debt agreements is the EBITDA within the Farm Credit term loan which for fiscal year end
2020
will be
$45
million and will be greater than
$45
million, thereafter. The Company computes its financial covenants as if the Company were on the FIFO method of inventory accounting. The Company has met for all such financial covenants as of
March 31, 2020.

The Company's debt agreements limit the payment of dividends and other distributions. There is an annual total distribution limitation of
$50,000,
less aggregate annual dividend payments totaling
$23,000
that the Company presently pays on
two
outstanding classes of preferred stock.

On
December 9, 2016,
the Company entered into a
$100.0
million unsecured term loan payable to Farm Credit East, ACA, with a variable interest rate. The maturity date for this term loan is of
December 9, 2021.
The Company incurred financing costs totaling
$0.2
million which have been classified as a discount to the debt.  See Note
18,
Subsequent Event, for additional information relating to this term loan.

The Company assumed a tax-exempt bond with the Truitt acquisition on
April 3, 2017.
At
March 31, 2020
the total outstanding of this bond is
$10.0
million. The bond has a variable interest rate with a maturity date of
October 1, 2032.

The carrying value of assets pledged for secured debt, including the Revolver, is
$567.3
million.

Debt repayment requirements for the next five fiscal years are (in thousands):

Years ending March 31:
2021	$500
2022	206,865
2023	-
2024	-
2025	-
Thereafter	10,216
Total	$217,581